VITA EQUITY, INC.
                       837 West Hastings Street, Suite 314
                           Vancouver, British Columbia
                                 Canada, V6C 3N6
                                  604.684.6412

                                                                January 28, 2005
United States
Securities and Exchange Commission
Office of Small Business
450 Fifth Street N.W.
Mail Stop 0308
Washington, DC 20549
                                                                 Filed via EDGAR
                                                                 ---------------

Attention:  John Fieldsend
--------------------------

Dear Sirs:

Re:  VITA EQUITY INC. Form SB-2 File number: 333-119147
--------------------------------------------------------------------------------

Thank you for your letter of January 25, 2005. In response to your comments, we have amended our Form SB-2, and have filed the amended version along with a copy of this correspondence on EDGAR. In this correspondence, we have indicated what changes were made to the SB-2.

Plan of Operations, page 26
---------------------------

     1. In response to your comment, we have added additional wording immediately following the paragraphs to which you refer indicating what is meant by private and/or public financing and that we have not entered into any agreements or arrangements with any third parties or related parties in respect of borrowing or accessing funds, if they are required.

We trust the forgoing to be satisfactory, welcome any further questions or comments you may have and ask at this time for an accelerated effective date for this Form SB/2/A of Thursday, February 3, 2005.


Regards,


/s/ Dwight Webb
-------------------------
Dwight Webb, President
Secretary